Equity - Authorized capital (Details) $ / shares in Units, R$ in Thousands	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 BRL (R$)
Disclosure of classes of share capital [line items]
Issued capital | R$	R$ 76		R$ 76
Authorized share capital | $		$ 50,000
Number of shares authorized (in shares) | shares	630,000,000	630,000,000
Par value per share (in dollars per share) | $ / shares		$ 0.000079365